Transactions with Non-controlling Interests - Summary of Contributions of Non-controlling Shareholders (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests [line items]
Contributions from other subsidiaries	S/ 3,202	S/ 1,655	S/ 4,870
Increase (decrease) in equity of non controlling parties	(33,197)	(19,099)	10,329
Vial y Vives-DSD S.A. [member]
Non-controlling interests [line items]
Contributions received	8,654	6,380	20,446
Returns of contributions	(45,053)	(27,134)	(14,987)
Increase (decrease) in equity of non controlling parties	S/ (36,399)	S/ (20,754)	S/ 5,459